Annual Total Returns - Fidelity Managed Retirement 2025 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement 2025 Fund - Fidelity Managed Retirement 2025 Fund
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	13.78%
Annual Return 2013	19.10%
Annual Return 2014	5.88%
Annual Return 2015	0.10%
Annual Return 2016	7.13%
Annual Return 2017	14.24%
Annual Return 2018	(5.08%)
Annual Return 2019	17.52%
Annual Return 2020	13.09%
Annual Return 2021	7.99%